SUMMARY OF ACCOUNTING POLICIES - Summary of unvested stock awards (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Shares
Unvested, Beginning balance	11,562	17,317
Awarded	400,000
Forfeited		400
Vested	(4,694)	(6,155)
Unvested, Ending balance	406,868	11,562
Weighted Average Fair Value on Award Date
Unvested, Beginning balance	$ 3.24	$ 3.29
Awarded	$ 1.56
Forfeited		$ 1.28
Vested	$ 3.67	$ 3.25
Unvested, Ending balance	$ 1.58	$ 3.24